Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 581,010	$ 118,167
Restricted cash, current	255,917
Short-term investments	10,138	26,841
Accounts receivable (net of allowance of US$12,122 and US$15,019 as of December 31, 2012 and 2013, respectively)	44,541	30,029
Funds receivable	37,124	7,600
Prepayments and other current assets	31,758	9,226
Deferred tax assets, current	3,165	2,734
Total current assets	963,653	194,597
Non-current assets:
Property and equipment, net	221,442	79,564
Restricted cash, non-current	257,499	391,416
Deferred tax assets, non-current	1,728	1,723
Deposit for non-current assets	38,140	8,750
Prepayment for BaoAn Acquisition		111,367
Other non-current assets	22,627	13,744
Total non-current assets	541,436	606,564
Total assets	1,505,089	801,161
Current liabilities:
Short-term loans	90,000	270,670
Deferred revenue	115,043	65,871
Accrued expenses and other liabilities	143,292	89,306
Customers' refundable fees	53,066	18,449
Income tax payable	43,688	23,659
Amounts due to a related party	537
Total current liabilities	445,626	467,955
Non-current liabilities:
Long-term loans	180,750	80,750
Convertible senior notes	350,000
Deferred tax liabilities, non-current	84,767	64,947
Other non-current liabilities	479
Total non-current liabilities	615,996	145,697
Total liabilities	1,061,622	613,652
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	89,071	69,637
Accumulated other comprehensive income	43,381	23,974
Retained earnings	300,515	82,952
Total SouFun Holdings Limited shareholders' equity	443,467	186,879
Noncontrolling interests		630
Total shareholders' equity	443,467	187,509
Total liabilities and shareholders' equity	1,505,089	801,161
Common Class A
Shareholders' equity:
Ordinary shares	7,376	7,192
Common Class B
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124